Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General

The PulteGroup, Inc. 401(k) Plan (the Plan) is a defined contribution plan for eligible employees of PulteGroup, Inc. (the Company) and its subsidiaries that have adopted the Plan. The Plan is administered by the PulteGroup 401(k) Committee (the Committee) appointed by the Board of Directors of the Company and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan assets are held and investment transactions are executed by Fidelity Management Trust Company as trustee and Fidelity Workplace Services, LLC (collectively along with other affiliates of Fidelity Investments Inc., Fidelity) serves as the recordkeeper. For more complete information, participants should refer to the summary plan description as well as the Plan document, which is available from the Company.

Eligibility

All non-union, salaried, sales, and hourly employees of the Company and its subsidiaries that have adopted the Plan are eligible to become participants in the Plan on their first day of employment with the Company. Eligible participants are automatically enrolled in the Plan on or after 45 days following delivery of the notice describing the default contribution rate and the default investment, unless they affirmatively decline to participate.

Contributions

Contributions can be invested in various investment options provided by the Plan. Participants may change their investment directives and contribution amounts on a daily basis.

Participant Contributions - Contributions to participants' accounts are effected through voluntary withholdings from their compensation (elective deferrals). Participants may elect to contribute a percentage of their compensation to the Plan of not less than 1% and not more than 50%. If automatically enrolled, a participant’s deferral is set at 5% of eligible compensation and automatically increased by 1% annually up to 10% of eligible compensation or until changed by the participant. Annual contributions for each participant are subject to participation and discrimination standards of Internal Revenue Code (Code) Section 401(k)(3). Rollover contributions from other qualified retirement plans or from conduit individual retirement accounts (IRAs) are accepted as permitted by the Plan.

Employer Matching Contributions - The Company contributes to the Plan an amount based on elective deferrals of each participant during each payroll period. During 2025, the employer matching contribution was equal to 100% of participant contributions up to the first 3% of compensation contributed per payroll period plus 50% of participant contributions up to the next 2% of compensation.

Catch-up Contributions - Participants who have reached an age of at least 50 years old by the end of the Plan year may elect to increase their elective deferrals as permitted under Code Section 414(v).

Allocations

Contributions to the Plan are allocated to participants' individual accounts as soon as administratively possible. Special contributions made by the Company, if any, are allocated as of the last day of the Plan year among the accounts of eligible participants.
Notes Receivable from Participants

Generally, participants may borrow up to 50% of their account balance subject to a minimum loan of $1,000 and a maximum loan of $50,000 reduced by the highest outstanding loan balance during the preceding 12 months. The loans are secured by the balances in the participant's account and bear interest at a rate commensurate with local prevailing rates as determined by the Committee. Principal and interest are generally paid through payroll deductions.

PulteGroup, Inc. Company Stock Fund

The Plan invests in common stock of the Company through the PulteGroup, Inc. Company Stock Fund, a unitized employer stock fund. The PulteGroup, Inc. Company Stock Fund also holds cash or other short-term securities, although these are expected to be a small percentage of the fund.

Benefit Payments

Participants or their beneficiaries may receive all or a portion of their account balances upon the earlier of reaching age 59½, experiencing a qualified financial hardship, death, or termination of service, as defined in the Plan.

A participant may withdraw any portion of their rollover contributions at any time. All withdrawals are made in a lump sum payment with the amount available being reduced by any outstanding loan. No withdrawal is permitted to the extent that it would cause the aggregate amount of such outstanding loan to exceed the limits described in "Notes Receivable from Participants" above.

Vesting

A participant's account balance is fully vested and nonforfeitable as of their first day of eligibility.

Forfeitures

The balance of forfeitures totaled $53,035 and $29,715 at December 31, 2025, and 2024, respectively, which the Company expects to use to offset expenses associated with administering the Plan. In 2025, the Company utilized no forfeitures to offset Plan administrative expenses.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will remain fully vested.

Administrative Expenses

While certain administrative expenses of the Plan were paid directly by the Company, the majority of administrative expenses were paid directly by plan participants during 2025.